UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------


Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one):    [x] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:


 /s/ Zang Xiong                     Minneapolis, MN              01/17/2013
 -------------------                ---------------              ----------
     [Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48


FORM 13F INFORMATION TABLE VALUE TOTAL:     $125,800
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-June-12


             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100     1,658  394,870    SH         Sole               394,870     0     0
ADA ES, Inc.                     COM             005208103       352   13,860    SH         Sole                13,860     0     0
ADVENT SOFTWARE, INC             COM             007974108     3,685  135,938    SH         Sole               135,938     0     0
ADVISORY BOARD COMPANY           COM             00762W107     3,979   80,230    SH         Sole                80,230     0     0
ANSYS, INC.                      COM             03662Q105     3,626   57,456    SH         Sole                57,456     0     0
BIO REFERENCE LABS, INC.         COM             09057G602     2,544   96,792    SH         Sole                96,792     0     0
BJS RESTAURANTS, INC.            COM             09180C106     1,615   42,510    SH         Sole                42,510     0     0
BODY CENTRAL                     COM             09689U102       637   70,760    SH         Sole                70,760     0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1,501   83,143    SH         Sole                83,143     0     0
BUFFALO WILD WINGS               COM             119848109     3,246   37,460    SH         Sole                37,460     0     0
CAVIUM, INC.                     COM             14964U108     2,181   77,900    SH         Sole                77,900     0     0
COMSCORE, INC.                   COM             20564W105     2,516  152,852    SH         Sole               152,852     0     0
COSTAR GROUP, INC.               COM             22160N109     2,863   35,260    SH         Sole                35,260     0     0
DEALERTRACK TECHNOLOGIES, INC.   COM             242309102     4,979  165,349    SH         Sole               165,349     0     0
DORMAN PRODUCTS                  COM             258278100     1,307   52,098    SH         Sole                52,098     0     0
DRIL QUIP, INC.                  COM             262037104     2,677   40,820    SH         Sole                40,820     0     0
EBIX, INC.                       COM             278715206     1,360   68,160    SH         Sole                68,160     0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     3,599  188,850    SH         Sole               188,850     0     0
ELLIE MAE INC.                   COM             28849P100     2,541  141,170    SH         Sole               141,170     0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     3,653  148,266    SH         Sole               148,266     0     0
EZCORP, INC.                     COM             302301106     2,433  103,694    SH         Sole               103,694     0     0
GENTHERM, INC.                   COM             37253A103     2,857  248,670    SH         Sole               248,670     0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1,745  107,017    SH         Sole               107,017     0     0
HIBBETT SPORTS, INC.             COM             428567101     3,821   66,210    SH         Sole                66,210     0     0
HMS HLDGS CORP.                  COM             40425J101     2,954   88,685    SH         Sole                88,685     0     0
INNERWORKINGS                    COM             45773Y105     2,980  220,286    SH         Sole               220,286     0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     3,258   71,889    SH         Sole                71,889     0     0
KEYNOTE SYSTEMS, INC.            COM             493308100     1,587  106,890    SH         Sole               106,890     0     0
LIQUIDITY SERVICES               COM             53635B107     1,274   24,900    SH         Sole                24,900     0     0
LIVEPERSON, INC.                 COM             538146101     2,004  105,150    SH         Sole               105,150     0     0
LKQ CORPORATION                  COM             501889208     5,004  149,810    SH         Sole               149,810     0     0
LOGMEIN, INC.                    COM             54142L109     2,487   81,500    SH         Sole                81,500     0     0
M/A COM                          COM             55405Y100     1,825   98,640    SH         Sole                98,640     0     0
MISTRAS GROUP, INC.              COM             60649T107     3,356  127,715    SH         Sole               127,715     0     0
MONRO MUFFLER, INC.              COM             610236101     2,507   75,425    SH         Sole                75,425     0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     6,150   59,846    SH         Sole                59,846     0     0
NEOGEN CORP.                     COM             640491106     2,862   61,944    SH         Sole                61,944     0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     2,482   41,340    SH         Sole                41,340     0     0
REALPAGE                         COM             75606N109     1,986   85,760    SH         Sole                85,760     0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107       982   60,780    SH         Sole                60,780     0     0
SCIQUEST, INC.                   COM             80908T101     1,901  105,850    SH         Sole               105,850     0     0
SHUTTERFLY, INC.                 COM             82568P304     1,947   63,440    SH         Sole                63,440     0     0
SKULLCANDY                       COM             83083J104     1,305   92,230    SH         Sole                92,230     0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     5,234   52,760    SH         Sole                52,760     0     0
SYNTEL, INC.                     COM             87162H103     3,879   63,900    SH         Sole                63,900     0     0
TANGOE, INC.                     COM             87582Y108     2,224  104,370    SH         Sole               104,370     0     0
TEAVANA, INC.                    COM             87819P102     2,029  149,970    SH         Sole               149,970     0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     2,208   24,773    SH         Sole                24,773     0     0